Note 11 - Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Jul. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 30, 2013 Scenario, Previously Reported [Member]	Jul. 30, 2013 Rounded Up [Member]	Dec. 31, 2013 Investment Agreement with Third Party [Member]	Dec. 31, 2012 Stock Issuances for Services [Member] Series F Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series G Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Warrant [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Warrant [Member] Series G Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2013 Series F Preferred Stock [Member]	May 09, 2013 Series F Preferred Stock [Member]
Note 11 - Shareholders' Equity (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200	200
Common Stock, Shares, Outstanding	178,224	22,453,773	0	35,644,696	178,250					22,453,773	[1]	[1]
Stock Issued During Period, Shares, New Issues															206,250	37,500	687,250
Preferred Stock, Dividend Rate, Percentage															8.00%	8.00%	8.00%
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)															$ 679	$ 75	$ 684
Convertible Preferred Stock, Shares Issued upon Conversion								2	2				1	2
Class of Warrant or Right, Term															3 years		2 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right															1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)															3.50		3.75
Dividends, Preferred Stock (in Dollars)															266		1,756
Payments of Ordinary Dividends, Preferred Stock and Preference Stock (in Dollars)		39													39
Maximum Aggregate Purchase Price of Common Shares (in Dollars)						5,000
Purchase Price of Common Stock, Percent of Lowest Daily Closing Bid Price of Common Stock						75.00%
Payments to Third Party To Facilitate Execution on Investment Agreement (in Dollars)						15
Stock Issued During Period, Shares, Other						256,578				256,578
Stock Issued During Period, Value, Other (in Dollars)						250
Other Assets, Noncurrent (in Dollars)		387	105			265
Stock Issued During Period, Shares, Share-based Compensation, Gross		207,467
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)		270
Stock Issued During Period, Shares, Issued for Services																			80,913
Preferred Stock, Capital Shares Reserved for Future Issuance							18,415												194,920	165,105	194,920
Stock Issued During Period, Value, Issued for Services (in Dollars)																			215
(in Dollars)			1,350
Common Stock, Shares Authorized		250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Common Stock, Shares, Issued		22,453,773	0
Preferred Stock, Shares Issued															0	37,500	687,500	0	3,721,036	0
Preferred Stock, Shares Outstanding															0	37,500	687,500	0	3,721,036	0
Common Stock, Capital Shares Reserved for Future Issuance		265,265	0
(in Dollars)		$ 2,496	$ 2,091

[1]	Balance is reflective of Claimsnet.com Inc.'s acquisition of TransCoastal Corporation on March 18, 2013 (as amended April 24, 2013) as discussed in Note 1.